NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 29, 2016
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Fair Value Assumptions Using The Black-Scholes Option-Pricing Model
The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2016	2015	2014
Expected volatility	27.5%	31.0%	47.7%
Risk-free interest rate	1.5%	1.6%	1.6%
Expected lives	5 years	5 years	5 years
Dividend yield	2.4%	2.2%	2.2%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options. The dividend yield is based on the most recent quarterly dividend per share declared and the closing stock price on the declaration date.

Schedule of Weighted Average Number of Shares
Basic weighted average shares outstanding is reconciled to diluted weighted average shares outstanding as follows (in thousands):

	2016	2015	2014
Basic weighted average shares outstanding	57,895	63,072	66,251
Dilutive stock options	316	569	853
Dilutive restricted shares	473	763	1,048
	789	1,332	1,901
Diluted weighted average shares outstanding	58,684	64,404	68,152

Awards excluded due to anti-dilutive effect on earnings per share	550	119	113